Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,670
Ending balance	2,832	$ 2,670
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	157
Ending balance	153	157
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	755
Ending balance	730	755
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	508
Ending balance	567	508
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	330
Ending balance	322	330
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	767
Ending balance	796	767
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153
Ending balance	264	153
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,448	7,286
Additions	733	506
Disposals	(186)	(237)
Foreign exchange translation	22	(49)
Other	21	(58)
Ending balance	8,038	7,448
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	157	171
Disposals	(5)	(9)
Foreign exchange translation	1	(4)
Other		(1)
Ending balance	153	157
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,363	1,379
Additions		1
Transfers from work in process	7	7
Disposals	(17)	(23)
Foreign exchange translation	5	(9)
Other	41	8
Ending balance	1,399	1,363
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,875	1,686
Additions	255	211
Transfers from work in process	44	43
Disposals	(50)	(90)
Foreign exchange translation	4	(11)
Other	(5)	36
Ending balance	2,123	1,875
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,314	1,352
Additions	43	25
Transfers from work in process	56	37
Disposals	(41)	(47)
Foreign exchange translation	4	(7)
Other	(3)	(46)
Ending balance	1,373	1,314
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,586	2,566
Additions	61	43
Transfers from work in process	184	96
Disposals	(73)	(68)
Foreign exchange translation	8	(18)
Other	(40)	(33)
Ending balance	2,726	2,586
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153	132
Additions	374	226
Transfers from work in process	(291)	(183)
Other	28	(22)
Ending balance	264	153
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,778)	(4,450)
Depreciation	569	600
Disposals	(147)	(209)
Foreign exchange translation	(11)	25
Other	5	38
Ending balance	(5,206)	(4,778)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(608)	(570)
Depreciation	44	74
Disposals	(10)	(15)
Foreign exchange translation	(2)	2
Other	(25)	19
Ending balance	(669)	(608)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,367)	(1,209)
Depreciation	246	229
Disposals	(48)	(89)
Foreign exchange translation	(1)	8
Other	10	(26)
Ending balance	(1,556)	(1,367)
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(984)	(961)
Depreciation	100	111
Disposals	(34)	(44)
Foreign exchange translation	(2)	3
Other	1	41
Ending balance	(1,051)	(984)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,819)	(1,710)
Depreciation	179	186
Disposals	(55)	(61)
Foreign exchange translation	(6)	12
Other	19	4
Ending balance	$ (1,930)	$ (1,819)